OFFSETTING OF FINANCIAL ASSET AND LIABILITIES (Details) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Financial Assets And Liabilities [line items]
Gross amount	$ 86,965	$ 308,708
Amount offset	116,784	109,106
Net in Financial Statements	203,748	417,814
Amounts subject to a master netting arrangement not offset, Financial asset / (Financial liability)	(308,168)	(12,246,472)
Collateral	8,539,292	1,715,975
Net amount	(8,847,460)	(10,530,497)
Debts with businesses for credit card customers
Disclosure Of Financial Assets And Liabilities [line items]
Amounts subject to a master netting arrangement not offset, Financial asset / (Financial liability)	(308,168)
Collateral	8,539,292
Net amount	(8,847,460)
Credit Card [member]
Disclosure Of Financial Assets And Liabilities [line items]
Amounts subject to a master netting arrangement not offset, Financial asset / (Financial liability)		(12,246,472)
Collateral		1,715,975
Net amount		(10,530,497)
Derivatives
Disclosure Of Financial Assets And Liabilities [line items]
Gross amount	86,965	308,708
Amount offset	116,784	109,106
Net in Financial Statements	$ 203,748	$ 417,814